Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases	Future minimum rental payments under the noncancelable operating leases, subsequent to March 31, 2022, are as follows:

(In thousands)	Operating Leases
2022	$961
2023	970
2024	1,323
2025	1,360
2026	1,397
2027 and thereafter	9,919
Total	$15,930

The Company leases facilities under noncancelable operating lease agreements. Future minimum rental payments under the noncancelable operating leases, subsequent to December 31, 2021, are as follows:

(In thousands)	Operating Leases
2022	$1,279
2023	970
2024	1,323
2025	1,360
2026	1,397
2027 and thereafter	9,919
Total	$16,248

Schedule of Future Minimum Lease Payments for Capital Leases	Future minimum rental payments under the noncancelable capital leases, subsequent to March 31, 2022, are as follows:

(In thousands)	Capital Leases
2022	$97
2023	4
2024	4
Minimum lease payment including interest	105
Amount representing interest	(3)
Minimum lease payments excluding interest	$102

Future minimum rental payments under the noncancelable capital leases, subsequent to December 31, 2021, are as follows:

(In thousands)	Capital Leases
2022	$98
2023	4
2024	4
Minimum lease payment including interest	106
Amount representing interest	(4)
Minimum lease payments excluding interest	$102

Schedule of Unconditional Purchase Commitment	As of March 31, 2022, the Company has an unconditional purchase commitment with Palantir as detailed in the table below:

(In thousands)	Annual Service Payments
2022	$—
2023	8,000
2024	8,000
2025	10,000
2026	10,000
Total	$36,000

As of December 31, 2021, the Company has an unconditional purchase commitment with Palantir as detailed in the table below:

(In thousands)	Annual Service Payments
2022	$—
2023	8,000
2024	8,000
2025	10,000
2026	10,000
Total	$36,000